Statutory and other information - Fees and emoluments - non-executive directors (Details) - EUR (€)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of transactions between related parties [line items]
Share based compensation	€ 3,700,000	€ 3,700,000	€ 2,400,000
Total Directors' emoluments	11,800,000	11,300,000	6,600,000
Directors
Disclosure of transactions between related parties [line items]
Fees	600,000	600,000	500,000
Share based compensation	1,900,000	1,900,000	1,900,000
Total Directors' emoluments	3,400,000	3,500,000	2,700,000
Key management personnel compensation, non-cash share-based payment	1,900,000	1,900,000	1,900,000
Non-executive director
Disclosure of transactions between related parties [line items]
Fees	566,700	550,000.0	505,500
Share based compensation	72,500	80,100	83,100
Total Directors' emoluments	639,200	630,100	588,600
David Bonderman
Disclosure of transactions between related parties [line items]
Fees			16,700
Roisin Brennan
Disclosure of transactions between related parties [line items]
Fees	50,000.0	50,000.0	45,800
Michael Cawley
Disclosure of transactions between related parties [line items]
Fees	50,000.0	50,000.0	45,800
Emer Daly
Disclosure of transactions between related parties [line items]
Fees	50,000.0	50,000.0	45,800
Geoff Doherty
Disclosure of transactions between related parties [line items]
Fees	50,000.0	25,000.0
Stan McCarthy
Disclosure of transactions between related parties [line items]
Fees	100,000.0	100,000.0	87,500
Kyran McLaughlin
Disclosure of transactions between related parties [line items]
Fees			11,900
Howard Millar
Disclosure of transactions between related parties [line items]
Fees	50,000.0	50,000.0	45,800
Dick Milliken
Disclosure of transactions between related parties [line items]
Fees	50,000.0	50,000.0	45,800
Anne Nolan
Disclosure of transactions between related parties [line items]
Fees	16,700
Mike O Brien
Disclosure of transactions between related parties [line items]
Fees	75,000.0	75,000.0	68,800
Julie O Neill
Disclosure of transactions between related parties [line items]
Fees	25,000.0	50,000.0	45,800
Louise Phelan
Disclosure of transactions between related parties [line items]
Fees	€ 50,000.0	€ 50,000.0	€ 45,800